SCHWAB CAPITAL TRUST

SCHWAB EQUITY INDEX FUNDS

Schwab Small-Cap Index Fund

Schwab International Index Fund

Supplement dated March 1, 2017 to the Prospectus and Statement of Additional Information (SAI), both dated February 28, 2017

(each a Fund and collectively, the Funds)

This supplement provides new and additional information beyond that contained in the Prospectus and SAI and should be read in conjunction with the Prospectus and SAI.

Effective March 1, 2017, the management fees of certain Schwab Equity Index Funds will be reduced as follows:

	Current Management Fee	New Management Fee
Schwab Small-Cap Index Fund	0.06%	0.05%
Schwab International Index Fund	0.07%	0.06%

Accordingly, the following changes to the Prospectuses and SAIs are effective March 1, 2017:

1. Schwab Small-Cap Index Fund

The “Annual fund operating expenses” and “Expenses on a $10,000 investment” tables under the “Fund fees and expenses” section on page 7 of the Prospectus are deleted and replaced in their entirety with the following:

Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	0.05
Other expenses	None

Total annual fund operating expenses	0.05

Expenses on a $10,000 investment

1 year	3 years	5 years	10 years
$5	$16	$28	$64

2. Schwab International Index Fund

The “Annual fund operating expenses” and “Expenses on a $10,000 investment” tables under the “Fund fees and expenses” section on page 13 of the Prospectus are deleted and replaced in their entirety with the following:

Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	0.06
Other expenses	None

Total annual fund operating expenses	0.06

Expenses on a $10,000 investment

1 year	3 years	5 years	10 years
$6	$19	$34	$77

3. Schwab Equity Index Funds

a.	The table following the second paragraph under the “Fund management” section on page 30 of the Prospectus is revised to reflect the reduction of the management fees applicable to Schwab Small-Cap Index Fund from 0.06% to 0.05% and Schwab International Index Fund from 0.07% to 0.06%.

b.	The table following the third paragraph under the “Advisory Agreement” section on page 29 of the SAI is revised to reflect the reduction of the management fees applicable to Schwab Small-Cap Index Fund from 0.06% to 0.05% and Schwab International Index Fund from 0.07% to 0.06%.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

REG96296-00 (3/17)

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